Goodwill and Other Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets (Textual) [Abstract]
Amortization expense	$ 102,918